CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Administrative expenses	€ (823,977)	€ (1,312,194)
Research and development expenses	0	(8,159)
Operating loss	(823,977)	(1,320,353)
Income tax expense	0	0
Loss and total comprehensive loss for the year	€ (823,977)	€ (1,320,353)
Net loss per common share:
Basic	€ (0.03)	€ (0.06)
Diluted	€ (0.03)	€ (0.06)
Weighted-average common shares outstanding:
Basic	25,000,000	22,909,836
Diluted	25,000,000	22,909,836